Provisions and other non-current liabilities	12 Months Ended
Dec. 31, 2019
Provisions and other non-current liabilities
Provisions and other non-current liabilities

12) Provisions and other non-current liabilities

12.1) Provisions and other non-current liabilities

Accounting policies

A provision is recognized when the Group has a present obligation (legal or constructive) as a result of a past event for which it is probable that an outflow of resources will be required and when a reliable estimate can be made regarding the amount of the obligation. The amount of the liability corresponds to the best possible estimate.

Provisions and non-current liabilities are comprised of liabilities for which the amount and the timing are uncertain. They arise from environmental risks, legal and tax risks, litigation and other risks.

As of December 31,
(M$)	2019	2018	2017
Litigations and accrued penalty claims	386	736	706
Provisions for environmental contingencies	742	862	964
Asset retirement obligations	14,492	14,286	12,240
Other non-current provisions	2,927	3,144	1,370
of which restructuring activities	135	134	160
of which financial risks related to non-consolidated and equity consolidated affiliates	130	100	59
of which contingency reserve on solar panels warranties (SunPower)	140	173	177
Other non-current liabilities	2,066	2,404	706
Total	20,613	21,432	15,986

In 2019, litigation reserves amount to $386 million of which $286 million in the Exploration & Production.

In 2018, litigation reserves amounted to $736 million of which $510 million in the Exploration & Production, notably in Angola, Nigeria and Brazil.

In 2017, litigation reserves amounted to $706 million of which $458 million was in the Exploration & Production, notably in Angola and Nigeria.

Other non-current liabilities mainly include debts whose maturity is more than one year related to fixed assets acquisitions.

Changes in provisions and other non-current liabilities

Changes in provisions and other non-current liabilities are as follows:

				Currency
	As of			translation		As of
(M$)	January, 1st	Allowances	Reversals	adjustment	Other	December, 31
2019	21,432	1,248	(2,414)	(33)	380	20,613
of which asset retirement obligations		639	(460)
of which provisions for environmental contingencies		30	(92)
of which provisions for restructuring of activities		60	(122)
2018	15,986	2,416	(1,378)	(519)	4,927	21,432
of which asset retirement obligations		530	(320)
of which provisions for environmental contingencies		33	(111)
of which provisions for restructuring of activities		149	(106)
2017	16,846	1,172	(1,612)	681	(1,101)	15,986
of which asset retirement obligations		544	(330)
of which provisions for environmental contingencies		37	(120)
of which provisions for restructuring of activities		48	(84)

Changes in the asset retirement obligation

Accounting policies

Asset retirement obligations, which result from a legal or constructive obligation, are recognized based on a reasonable estimate in the period in which the obligation arises.

The associated asset retirement costs are capitalized as part of the carrying amount of the underlying asset and depreciated over the useful life of this asset.

An entity is required to measure changes in the liability for an asset retirement obligation due to the passage of time (accretion) by applying a risk-free discount rate to the amount of the liability. Given the long term nature of expenditures related to our asset retirement obligations, the rate is determined on the USD area for a long-term horizon. The increase of the provision due to the passage of time is recognized as “Other financial expense”.

The discount rate used in 2019 for the valuation of asset retirement obligation is 4.5% as in 2018 and 2017 (the expenses are estimated at current currency values with an inflation rate of 2%). A decrease of 0.5% of this rate would increase the asset retirement obligation by $1,250 million, with a corresponding impact in tangible assets, and with a negative impact of approximately $74 million on the following years net income. Conversely, an increase of 0.5% would have a nearly symmetrical impact compared to the effect of the decrease of 0.5%.

Changes in the asset retirement obligation are as follows:

					Spending on	Currency
	As of		Revision in	New	existing	translation		As of
(M$)	January 1,	Accretion	estimates	obligations	obligations	adjustment	Other	December 31,
2019	14,286	639	(601)	567	(460)	47	14	14,492
2018	12,240	530	(458)	811	(320)	(364)	1,847	14,286
2017	12,665	544	(1,107)	334	(330)	448	(314)	12,240

12.2) Other risks and contingent liabilities

TOTAL is not currently aware of any exceptional event, dispute, risks or contingent liabilities that could have a material impact on the assets and liabilities, results, financial position or operations of the Group.